Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Weighted-Average Equity Instruments Excluded from Calculation of Diluted Net Loss Per Share
The following weighted-average equity instruments were excluded from the calculation of diluted net loss per share because their effect would have been anti-dilutive
for the periods presented:

	Year Ended December 31,
	2023	2022	2021
Options to purchase Common Stock	2,583,226	346,331	264,858
Unvested restricted stock units	4,240	6,983	7,975
Outstanding Parapyre Warrants	5,625	—	—

Reconciliation of Basic and Diluted Net Loss Per Share
The following is a reconciliation of the shares used as the denominator for the calculation of basic and diluted net loss per share:

	Year Ended December 31,
	2023	2022	2021
Weighted average Common Shares	6,201,954	2,307,668	1,956,933
Weighted average pre-funded warrants	695,111	1,063,563	672,851

Total basic and diluted weighted average shares	6,897,065	3,371,231	2,629,784